BASIC AND DILUTED LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
BASIC AND DILUTED LOSS PER SHARE
BASIC AND DILUTED LOSS PER SHARE
12.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the year ended December 31, 2023 and 2022 was based on the following:

	2023	2022
Loss attributable to shareholders	$20,996	$24,442
Weighted average number of shares outstanding (000s)	530,272	529,779

For the years ended December 31, 2023 and 2022, basic and diluted loss per share does not include the effect of employee share purchase options outstanding (2023 –24,318,500, 2022 – 27,693,500), non-employee share purchase options (2023 – 37,600, 2022 – 37,600) and DSUs (2023 – 470,347, 2022 – 539,286), as they were anti-dilutive.